Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 81,361,930
Previously Paid Amount	0.00
Total Fee Amount	11,236.08
Total Offset Amount	0.00
Net Fee	11,236.08
Narrative - Max Aggregate Offering Price	$ 81,361,930
Final Prospectus	true